GENERAL AND ADMINISTRATIVE (Tables)	9 Months Ended
Sep. 30, 2026
General And Administrative Expenses [Abstract]
Summary of General and Administrative Expenses

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2026	2025	2026	2025
Salaries and Benefits	64	66	185	208
Administrative and Other	77	77	275	245
Stock-Based Compensation Expense (Recovery)	230	77	540	117
	371	220	1,000	570